Commodity Derivative Instruments And Hedging Activities (Narrative) (Details) (Commodity Contract [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commodity Contract [Member]
Derivative [Line Items]
Fair value of derivatives	$ 1.5	$ 11.6
Fair value of derivative assets	3.7	15.9
Fair value of derivative liabilities	$ 2.2	$ 4.3